Label	Element	Value
MFS® International Diversification℠ Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000783740_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is April 12, 2019. MFS® International DiversificationSM Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® International Diversification℠ Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, the second paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" is replaced in its entirety as follows:

As of September 1, 2018, the fund’s target allocation among underlying funds was:

MFS Emerging Markets Equity Fund	10%
MFS International Growth Fund	25%
MFS International New Discovery Fund	10%
MFS International Value Fund*	25%
MFS Research International Fund	30%

* Effective June 1, 2019, the name of the MFS International Value Fund will change to MFS International Intrinsic Value Fund.

On April 9, 2019, the Board of Trustees of the fund approved modifications to the underlying fund target weightings of the fund. The transition to the revised underlying fund allocations will commence on or about June 3, 2019, and will be completed by July 1, 2019, although these dates could change based on market conditions and other factors.

As of July 1, 2019, the fund’s target allocation among underlying funds is expected to be:

MFS Emerging Markets Equity Fund	15.0%
MFS International Growth Fund	22.5%
MFS International New Discovery Fund	10.0%
MFS International Intrinsic Value Fund*	22.5%
MFS Research International Fund	30.0%

* Effective June 1, 2019, the name of the MFS International Value Fund changed to MFS International Intrinsic Value Fund.